FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number: 1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Blvd., Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Frank M. Sands, Sr. Arlington, Virginia June 1, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 028-01190

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total:  8304026 (in thousands)

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                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Allergan              COM         018490102  370867   4142844   SH    SOLE            1498241        2644603
Amgen                 COM         031162100  238340   4367593   SH    SOLE            1874432        2493161
Apollo Group          COM         037604105  548014   6206975   SH    SOLE                           6206975
BP PLC                SPON ADR    055622104     305      5700   SH    SOLE                              5700
Bed, Bath & Beyond    COM         075896100  209062   5437255   SH    SOLE            2693117        2744138
Capital One Financial COM         14040H105  418662   6122587   SH    SOLE            2758576        3364011
Cisco Systems         COM         17275R102  432389  18244247   SH    SOLE            5680241       12564006
Dell Computer         COM         247025109  447374  12489500   SH    SOLE            6320440        6169060
Ebay, Inc.            COM         278642103  902546   9815634   SH    SOLE            5641945        4173689
First Data Corp       COM         319963104    1822     40935   SH    SOLE                             40935
Genentech             COM         368710406  529390   9419748   SH    SOLE            1919200        7500548
General Electric      COM         369604103     910     28100   SH    SOLE                             28100
Genzyme               COM         372917104  222107   4692737   SH    SOLE            1515885        3176852
Harley-Davidson       COM         412822108  555416   8967010   SH    SOLE            4101019        4865991
Intel Corp            COM         458140100    3811    138107   SH    SOLE                            138307
IBM Corp              COM         459200101     906     10277   SH    SOLE	         6600           3677
Johnson & Johnson     COM         478160104    1125     20202   SH    SOLE                             20202
Kohls Corp            COM         500255104  172248   4073991   SH    SOLE            1957877        2116114
Lowes Companies	      COM         548661107  397341   7561203   SH    SOLE            2811573        4749630
MBNA Corp             COM         55262L950     745     28878   SH    SOLE                             28878
Medtronic             COM         585055106  317354   6513832   SH    SOLE            4294395        2219437
Microsoft             COM         594918104  263608   9229965   SH    SOLE            2745837        6484128
Moody's Corp          COM         615369105  189716   2934054   SH    SOLE            1334241        1559813
Pfizer                COM         717081103     341      9933   SH    SOLE               1400           8533
Price Group           COM         74144T108     418      8300   SH    SOLE                              8300
Procter & Gamble      COM         742718109     291      5350   SH    SOLE                              5350
Qualcomm              COM         747525103  386364   5294112   SH    SOLE            2211821        3082291
Red Hat, Inc.         COM	  756577102  211817   9221453   SH    SOLE                           9221453
Rockwell Automation   COM         773903109     225      6000   SH    SOLE                              6000
Starbucks             COM         855244109  475778  10939940   SH    SOLE            4632816        6307124
Stryker               COM         863667101  214662   3902941   SH    SOLE             790312        3112629
Symantec              COM         871503108     418      9555   SH    SOLE                              9555
Sysco Corp.           COM         871829107     309      8622   SH    SOLE                              8622
Teva Pharmaceutical   SPON ADR    881624209  191531   2851012   SH    SOLE                           2851012
Tiffany & Co.         COM         886547108  140760   3819801   SH    SOLE            1823588        1996213
Veritas Software      COM         923436109     599     21570   SH    SOLE                             21570
Wal-Mart              COM         931142103  167384   3172554   SH    SOLE            1490577        1681977
Walgreen              COM         931422109  196813   5435317   SH    SOLE            1593889        3841428
Weight Watchers Intl  COM         948626106   91662   2341910   SH    SOLE             657386        1684524
Yahoo!, Inc.	      COM         984332106     392     10756   SH    SOLE                             10756
Zimmer Holdings       COM         98956P102     204      2312   SH    SOLE                              2312
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